Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net loss	€ (38,224)	€ (33,530)	€ (21,913)
Elements that may be reclassified subsequently to income (loss)
Foreign subsidiary – Currency translation adjustment	15	(38)	21
Elements that may not be reclassified subsequently to income (loss)
Actuarial gains or losses on defined benefits liability	(60)	8	(30)
Tax effect	3	(3)	10
Other comprehensive income (loss)	(42)	(33)	1
Total comprehensive loss	€ (38,266)	€ (33,563)	€ (21,912)